Group Information - Summary of Information about Parent Company (Details) - BioNTech - AT Impf GmbH	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Munich
Ownership of ordinary shares in BioNTech	47.37%	50.33%